Stock-Based Compensation (Tables)	8 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Weighted-Average Assumptions or Range of Assumptions used in Calculating the Fair Value of the Employee Warrants	The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards for the three months ended September 30, 2024 and for the period from February 6, 2024 (inception) to September 30, 2024:
	Three Months Ended September 30, 2024	Period from February 6, 2024 (Inception) to September 30, 2024
Expected term (in years)	6.1	6.1
Expected volatility	97.3%	101.0%
Risk-free interest rate	3.5%	4.3%
Expected dividend yield	—%	—%

Schedule of Stock Option Activity	The following table summarizes the stock option activities under the 2024 Plan and 2024 Stock Plan for the period of February 6, 2024 (inception) through September 30, 2024:
	Number of Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Balance as of February 6, 2024 (inception)	—	$—	—	$—
Granted	1,287,760	$7.97
Exercised	—	$—
Forfeited	—	$—
Balance as of September 30, 2024	1,287,760	$7.97	9.6	$21,507
Vested and expected to vest, September 30, 2024	1,287,760	$7.97	9.6	$21,507
Exercisable, September 30, 2024	—	$—	—	$—

Schedule of RSAs activity	The following table summarizes the RSAs activity for the period from February 6, 2024 (inception) through September 30, 2024:
	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of February 6, 2024 (inception)	—	$—
Granted	2,207,553	—
Unvested balance as of September 30, 2024	2,207,553	$—

Schedule of Employee Warrant Activity	The following table summarizes the employee warrant activity for the period from February 6, 2024 (inception) through September 30, 2024:
	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Balance as of February 6, 2024 (inception)	—	$—	—	$—
Granted	3,054,358	$7.80
Exercised	—	$—
Forfeited	—	$—
Balance as of September 30, 2024	3,054,358	$7.80	9.8	$51,038
Vested and expected to vest, September 30, 2024	3,054,358	$7.80	9.8	$51,038
Vested and exercisable, September 30, 2024	—	$—	—	$—

Schedule of Weighted-Average Assumptions Used in Calculating the Fair Value of the Employee Warrants	The following table summarizes the weighted-average assumptions used in calculating the fair value of the employee warrants for the three months ended September 30, 2024 and for the period from February 6, 2024 (inception) to September 30, 2024:
	Three Months Ended September 30, 2024	Period from February 6, 2024 (Inception) to September 30, 2024
Expected term (in years)	6.1	6.1
Expected volatility	99.0%	99.0%
Risk-free interest rate	4.2%	4.2%
Expected dividend yield	—%	—%

Schedule of Company’s Stock-Based Compensation Expense	The following table summarizes the classification of the Company’s stock-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):
	Three Months Ended September 30, 2024	Period from February 6, 2024 (Inception) to September 30, 2024
Research and development	$7,772	$8,310
General and administrative	1,229	1,459
Total	$9,001	$9,769

Schedule of Award Types of Company’s Stock-Based Compensation Expense	The following table summarizes the award types of the Company’s stock-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):
	Three Months Ended September 30, 2024	Period from February 6, 2024 (Inception) to September 30, 2024
Paruka warrant obligation	$7,251	$7,681
Employee warrants	1,314	1,314
Stock options	427	765
Employee stock purchase plan	9	9
Total	$9,001	$9,769